ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Asset Retirement Obligations [Table Text Block]
	December 31,	December 31,	December 31,
	2014	2013	2012

Balance, beginning of year	$203,395	$187,395	$171,395
Change in obligation	(123,000)	—	—
Accretion expense	16,000	16,000	16,000
Balance, end of year	$96,395	$203,395	$187,395